UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 492,197	$ 438,005
Operating costs and expenses:
Cost of revenue	(489,398)	(427,261)
Sales and marketing	(339)	(454)
General and administrative	(12,364)	(8,561)
Service development	(2,184)	(891)
Total operating costs and expenses	(504,285)	(437,167)
Other operating income	276	46
Government grant	9
Other operating expenses	(1,515)	(434)
Net loss on disposal of cryptocurrencies	(2,057)	(8,634)
Impairment of cryptocurrency assets	(12,620)	(8,863)
Changes in fair value of derivative instrument		836
Changes in fair value of contingent consideration	(1,247)
Impairment of property and equipment	(836)
Operating loss from continuing operations	(27,584)	(16,211)
Other income, net	554	280
Interest income	106	37
Interest expense	(218)	(709)
(Loss) gain from equity method investments	151	(859)
Gain from previously held equity method investment		5,500
Gain from disposal of subsidiaries		126
Loss before income taxes from continuing operations	(26,991)	(11,836)
Income taxes benefits	0	0
Net loss from continuing operations	(26,991)	(11,836)
Loss from discontinued operations, net of applicable income taxes		(2,177)
Net loss from discontinued operations, net of applicable income taxes		(2,177)
Net loss	(26,991)	(14,013)
Net loss attributable to non-controlling interest from continuing operations	(2,955)	(694)
Net loss attributable to non-controlling interest from discontinued operations		(179)
Less: Net loss attributable to non-controlling interests	2,955	873
Net loss attributable to BIT Mining Limited	(24,036)	(13,140)
Other comprehensive income (loss):
Share of other comprehensive income of an equity method investee		631
Reclassification into loss from equity method investments		131
Foreign currency translation gain (loss)	(902)	864
Other comprehensive income (loss), net of tax	(902)	1,626
Comprehensive loss	(27,893)	(12,387)
Less: Comprehensive loss attributable to non-controlling interests	(3,056)	(879)
Comprehensive loss attributable to BIT Mining Limited	$ (24,837)	$ (11,508)
Losses per share attributable to BIT Mining Limited-Basic and Diluted
Net loss from continuing operations - Basic	$ (0.033)	$ (0.020)
Net loss from continuing operations - Diluted	(0.033)	(0.020)
Net loss from discontinued operations - Basic		(0.004)
Net loss from discontinued operations - Diluted		(0.004)
Net loss - Basic	(0.033)	(0.024)
Net loss - Diluted	(0.033)	(0.024)
Losses per ADS** attributable to BIT Mining Limited-Basic and Diluted
Net loss from continuing operations	(0.330)	(0.200)
Net income from discontinued operations		(0.040)
Net loss	$ (0.330)	$ (0.240)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	717,955,865	542,881,582
Diluted	717,955,865	542,881,582